Rondure New World Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (97.02%)
Bangladesh (0.50%)
Square Pharmaceuticals, Ltd.	439,773	$1,151,157

Brazil (1.12%)
B3 SA - Brasil Bolsa Balcao	757,200	2,227,294
TOTVS SA	54,600	369,329
		2,596,623

China (18.13%)
ANTA Sports Products, Ltd.	397,000	8,648,926
China Resources Beer Holdings Co., Ltd.	140,000	1,047,593
Country Garden Services Holdings Co., Ltd.	195,300	1,584,536
Haidilao International Holding, Ltd.(a)(b)	395,400	1,485,711
JD.com, Inc., Class A(c)	88,300	3,142,878
Kweichow Moutai Co., Ltd., Class A	4,400	1,144,240
Li Ning Co., Ltd.	790,500	8,331,064
LONGi Green Energy Technology Co., Ltd., Class A	351,540	4,678,270
Sichuan Swellfun Co., Ltd., Class A	132,500	2,098,230
Tencent Holdings, Ltd.	21,300	1,312,895
Tsingtao Brewery Co., Ltd., Class H	322,000	2,539,984
WuXi AppTec Co., Ltd., Class H(a)(b)	37,440	827,701
Yum China Holdings, Inc.	85,100	5,261,310
		42,103,338

Hong Kong (3.02%)
Hong Kong Exchanges & Clearing, Ltd.	83,700	5,342,221
Vitasoy International Holdings, Ltd.	599,000	1,680,343
		7,022,564

India (21.09%)
3M India, Ltd.(c)	1,575	521,950
Asian Paints, Ltd.	36,352	1,445,214

		Value
	Shares	(Note 2)
India (continued)
Castrol India, Ltd.	594,500	$1,105,675
Colgate-Palmolive India, Ltd.	46,704	1,069,708
Crompton Greaves Consumer Electricals, Ltd.	271,846	1,779,429
Dabur India, Ltd.	180,000	1,453,013
Divi's Laboratories, Ltd.	56,020	3,693,338
HCL Technologies, Ltd.	247,324	3,406,500
HDFC Asset Management Co., Ltd.(a)(b)	86,153	3,304,355
HDFC Bank, Ltd.	157,547	3,019,995
Honeywell Automation India, Ltd.	355	203,840
Jubilant Foodworks, Ltd.	33,441	1,696,497
Marico, Ltd.	31,400	230,684
Nestle India, Ltd.	7,995	1,901,938
Nippon Life India Asset Management, Ltd.(a)(b)	589,152	3,159,720
Oracle Financial Services Software, Ltd.	20,000	1,159,833
Pidilite Industries, Ltd.	13,575	415,705
Reliance Industries, Ltd.	102,078	2,791,902
Schaeffler India, Ltd.	23,500	2,167,406
SKF India, Ltd.	46,424	1,793,389
Tata Consultancy Services, Ltd.	165,665	7,051,476
Tech Mahindra, Ltd.	199,853	3,248,434
United Breweries, Ltd.	66,362	1,274,001
United Spirits, Ltd.(c)	127,406	1,097,029
		48,991,031

Indonesia (2.70%)
Ace Hardware Indonesia Tbk PT	23,099,000	2,108,258
Bank Central Asia Tbk PT	415,600	857,781
Indofood CBP Sukses Makmur Tbk PT	4,105,200	2,306,292
Unilever Indonesia Tbk PT	3,434,200	1,002,062
		6,274,393

Kenya (2.06%)
Safaricom PLC	12,374,200	4,779,905

Malaysia (4.13%)
Carlsberg Brewery Malaysia Bhd	631,000	3,172,943
Genting Bhd	2,597,800	2,899,440

		Value
	Shares	(Note 2)
Malaysia (continued)
Heineken Malaysia Bhd	663,000	$3,522,384
		9,594,767

Mexico (5.62%)
Becle SAB de CV	817,200	2,035,379
Grupo Aeroportuario del Centro Norte SAB de CV, Class B(c)	110,133	670,992
Grupo Aeroportuario del Pacifico SAB de CV, Class B	256,300	2,931,847
Grupo Aeroportuario del Sureste SAB de CV	156,490	2,831,501
Wal-Mart de Mexico SAB de CV	1,392,900	4,588,829
		13,058,548

Netherlands (0.33%)
Prosus NV	8,715	773,814

Philippines (3.89%)
International Container Terminal Services, Inc.	272,000	846,174
Philippine Seven Corp.	1,678,447	3,089,269
Wilcon Depot, Inc.	11,607,600	5,108,877
		9,044,320

Poland (0.48%)
Dino Polska SA(a)(b)(c)	13,912	1,113,321

Russia (2.82%)
LUKOIL PJSC, Sponsored ADR	22,777	1,951,989
Moscow Exchange MICEX-RTS PJSC	1,945,750	4,605,557
		6,557,546

South Africa (1.25%)
Clicks Group, Ltd.	115,400	2,087,892
Distell Group Holdings, Ltd.(c)	69,900	815,399
		2,903,291

South Korea (5.84%)
Kangwon Land, Inc.(c)	48,000	1,080,809
LG Household & Health Care, Ltd.	1,664	2,110,651

		Value
	Shares	(Note 2)
South Korea (continued)
NAVER Corp.	3,858	$1,453,982
Samsung Electronics Co., Ltd.	130,751	8,923,237
		13,568,679

Sri Lanka (0.58%)
Lion Brewery Ceylon PLC	472,256	1,349,303

Taiwan (13.16%)
Chroma ATE, Inc.	153,000	1,075,076
MediaTek, Inc.	71,000	2,310,388
momo.com, Inc.	75,400	4,206,115
Poya International Co., Ltd.	56,000	1,195,494
President Chain Store Corp.	486,000	4,874,772
Sinbon Electronics Co., Ltd.	238,000	2,042,553
Taiwan FamilyMart Co., Ltd.	274,000	2,635,652
Taiwan Semiconductor Manufacturing Co., Ltd.	589,000	12,215,984
		30,556,034

Thailand (5.39%)
Airports of Thailand PCL	721,000	1,239,416
Bangkok Dusit Medical Services PCL	1,685,000	1,153,495
Bumrungrad Hospital PCL	1,046,300	3,820,066
CP ALL PCL	1,116,800	2,004,752
Home Product Center PCL	1,620,000	655,541
TOA Paint Thailand PCL	3,321,000	3,637,514
		12,510,784

United Arab Emirates (0.89%)
Aramex PJSC	2,133,000	2,061,487

United States (1.78%)
Starbucks Corp.	13,475	1,636,269
The Walt Disney Co.(c)	14,150	2,490,683
		4,126,952

Vietnam (2.24%)
Saigon Beer Alcohol Beverage Corp.	64,520	446,904
Vietnam Dairy Products JSC	846,878	3,176,484

		Value
	Shares	(Note 2)
Vietnam (continued)
Vincom Retail JSC(c)	1,305,705	$1,572,762
		5,196,150

TOTAL COMMON STOCKS
(Cost $173,309,114)		225,334,007

TOTAL INVESTMENTS (97.02%)
(Cost $173,309,114)		$225,334,007

Other Assets In Excess Of Liabilities (2.98%)		6,916,853

NET ASSETS (100.00%)		$232,250,860

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $9,890,808 representing 4.26% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of those securities was $9,890,808, representing 4.26% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Consumer	45.4%
Technology	24.6%
Financials	10.4%
Industrials	7.1%
Energy & Materials	4.9%
Health Care	4.6%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
Beverages	8.8%
Food & Staples Retailing	8.8%
Semiconductors & Semiconductor Equipment	8.3%
Capital Markets	8.0%
Textiles, Apparel & Luxury Goods	7.3%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.9%
Food Products	3.9%
Technology Hardware, Storage & Peripherals	3.8%
Transportation Infrastructure	3.7%
Internet & Direct Marketing Retail	3.5%
Specialty Retail	3.4%
Chemicals	2.9%
Health Care Providers & Services	2.2%
Personal Products	2.1%
Wireless Telecommunication Services	2.1%
Oil, Gas & Consumable Fuels	2.0%
Life Sciences Tools & Services	2.0%
Machinery	1.7%
Banks	1.7%
Electronic Equipment, Instruments & Components	1.4%
Interactive Media & Services	1.2%
Entertainment	1.1%
Other Industries (each less than 1%)	5.3%
Cash and Other Assets, Less Liabilities	2.8%
Total	100%

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (98.75%)
Australia (3.62%)
Cochlear, Ltd.	1,806	$325,156
CSL, Ltd.	970	205,656
Domino's Pizza Enterprises, Ltd.	1,912	163,674
REA Group, Ltd.	2,927	347,241
		1,041,727

Belgium (2.14%)
Lotus Bakeries NV	38	221,782
Melexis NV	2,072	230,921
Warehouses De Pauw CVA	3,813	164,101
		616,804

Britain (18.45%)
Abcam PLC(a)	13,305	251,149
B&M European Value Retail SA	49,497	380,471
Compass Group PLC(a)	14,708	310,957
Diageo PLC	13,745	682,168
Diploma PLC	4,133	169,934
Experian PLC	3,169	139,548
Greggs PLC(a)	9,096	348,329
Halma PLC	3,637	146,052
Intertek Group PLC	4,329	310,255
J D Wetherspoon PLC(a)	18,570	292,971
Linde PLC	475	145,460
London Stock Exchange Group PLC	5,253	546,899
Rightmove PLC	22,443	219,058
Softcat PLC	12,737	342,229
Spirax-Sarco Engineering PLC	717	149,595
Unilever PLC	15,144	872,901
		5,307,976

Canada (7.16%)
Alimentation Couche-Tard, Inc., Class B	11,116	448,079
Canadian National Railway Co.	2,904	315,539
Dollarama, Inc.	6,191	291,537
Fortis, Inc.	5,845	265,077
Gildan Activewear, Inc.	3,966	136,724

		Value
	Shares	(Note 2)
Canada (continued)
Metro, Inc./CN	8,530	$442,362
Ritchie Bros Auctioneers, Inc.	2,716	162,227
		2,061,545

Denmark (4.70%)
Carlsberg A/S	1,541	284,929
Coloplast A/S, Class B	2,005	366,725
Novo Nordisk A/S, Class B	4,165	385,218
Royal Unibrew A/S	2,325	315,141
		1,352,013

Finland (2.21%)
Kone Oyj, Class B	2,699	223,543
Olvi Oyj, Class A	6,573	412,474
		636,017

France (11.84%)
Air Liquide SA	2,284	397,144
Bureau Veritas SA	10,490	346,436
Dassault Systemes SE	6,115	337,453
EssilorLuxottica SA	2,155	406,873
Hermes International	279	426,614
L'Oreal SA	1,021	467,389
LVMH Moet Hennessy Louis Vuitton SE	510	407,702
Pernod Ricard SA	2,043	451,016
Sodexo SA(a)	1,941	165,551
		3,406,178

Germany (7.59%)
adidas AG	2,588	939,735
CTS Eventim AG & Co., KGaA(a)	4,046	275,016
Puma SE	4,947	607,379
SAP SE	1,414	202,693
Symrise AG	1,080	159,247
		2,184,070

Hong Kong (1.14%)
Hong Kong Exchanges & Clearing, Ltd.	3,700	236,156
Vitasoy International Holdings, Ltd.	33,000	92,573
		328,729

		Value
	Shares	(Note 2)
Ireland (1.27%)
ICON PLC, ADR(a)	916	$222,835
Kerry Group PLC, Class A	959	142,202
		365,037

Italy (3.07%)
Davide Campari-Milano NV	17,220	242,268
DiaSorin SpA	506	102,732
Ferrari NV	2,473	539,343
		884,343

Japan (12.28%)
Benefit One, Inc.	4,900	160,795
Create SD Holdings Co., Ltd.	3,700	123,777
GMO Payment Gateway, Inc.	1,200	153,794
IR Japan Holdings, Ltd.	1,300	160,567
Kotobuki Spirits Co., Ltd.	4,300	256,734
M3, Inc.	2,100	136,484
Matsumotokiyoshi Holdings Co., Ltd.	3,900	172,417
MonotaRO Co., Ltd.	12,700	291,265
Nihon M&A Center, Inc.	11,300	313,131
OBIC Business Consultants Co., Ltd.	2,500	127,843
Oriental Land Co., Ltd.	3,000	408,824
Recruit Holdings Co., Ltd.	3,100	159,062
Secom Co., Ltd.	1,700	127,905
Seria Co., Ltd.	8,700	312,853
Shiseido Co., Ltd.	3,400	225,809
Unicharm Corp.	10,100	403,429
		3,534,689

Netherlands (5.18%)
Aalberts NV	3,278	199,560
Akzo Nobel NV	1,367	168,809
ASML Holding NV	345	261,516
Euronext NV(b)(c)	2,827	314,562
Heineken NV	3,617	421,345
Prosus NV	1,401	124,396
		1,490,188

New Zealand (1.26%)
Mainfreight, Ltd.	6,363	363,514

Sweden (1.34%)
Assa Abloy AB, Class B	12,052	386,548

		Value
	Shares	(Note 2)
Switzerland (9.90%)
Chocoladefabriken Lindt & Spruengli AG	49	$549,042
Coca-Cola HBC AG	15,363	580,634
Flughafen Zurich AG(a)	830	133,409
Givaudan SA	28	139,776
Nestle SA	7,806	989,269
Partners Group Holding AG	181	309,409
Schindler Holding AG	469	146,108
		2,847,647

United States (5.60%)
Accenture PLC, Class A	685	217,611
Estee Lauder Cos., Inc., Class A	792	264,393
Mastercard, Inc., Class A	1,334	514,844
MSCI, Inc.	287	171,041
Visa, Inc., Class A	1,801	443,748
		1,611,637

TOTAL COMMON STOCKS
(Cost $20,669,461)		28,418,662

TOTAL INVESTMENTS (98.75%)
(Cost $20,669,461)		$28,418,662

Other Assets In Excess Of Liabilities (1.25%)		360,288

NET ASSETS (100.00%)		$28,778,950

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $314,562 representing 1.09% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of those securities was $314,562, representing 1.09% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Consumer	53.1%
Industrials	15.0%
Technology	13.2%
Health Care	7.0%
Financials	6.0%
Energy & Materials	3.5%
Utilities	0.9%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100%

Industry Composition (July 31, 2021) (unaudited)
Beverages	11.8%
Textiles, Apparel & Luxury Goods	10.2%
Food Products	7.8%
Personal Products	6.4%
Hotels, Restaurants & Leisure	5.9%
IT Services	5.8%
Professional Services	5.5%
Capital Markets	5.5%
Food & Staples Retailing	4.1%
Chemicals	3.5%
Multiline Retail	3.4%
Health Care Equipment & Supplies	2.8%
Machinery	2.5%
Software	2.3%
Interactive Media & Services	2.0%
Automobiles	1.9%
Semiconductors & Semiconductor Equipment	1.7%
Trading Companies & Distributors	1.6%
Biotechnology	1.6%
Household Products	1.4%
Pharmaceuticals	1.3%
Building Products	1.3%
Air Freight & Logistics	1.3%
Road & Rail	1.1%
Commercial Services & Supplies	1.0%
Other Industries (each less than 1%)	4.0%
Cash and Other Assets, Less Liabilities	1.2%
Total	100%

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2021, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2021:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$225,334,007	$–	$–	$225,334,007
Total	$225,334,007	$–	$–	$225,334,007

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$28,418,662	$–	$–	$28,418,662
Total	$28,418,662	$–	$–	$28,418,662

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.